UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE INTERNATIONAL GROWTH FUND

FORM N-Q

JULY 31, 2018

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited)	July 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 10.3%
Household Durables - 0.4%
Victoria PLC	182,513	$1,978,964	*(a)

Internet & Direct Marketing Retail - 1.4%
ASOS PLC	87,530	6,973,358	*(a)

Leisure Products - 0.4%
Shimano Inc.	16,150	2,322,739	(a)

Media - 0.1%
PANTAFLIX AG	5,239	492,448	*(a)

Specialty Retail - 2.6%
Industria de Diseno Textil SA	179,738	5,891,151	(a)
Nitori Holdings Co., Ltd.	47,300	7,138,544	(a)

Total Specialty Retail		13,029,695

Textiles, Apparel & Luxury Goods - 5.4%
adidas AG	39,579	8,751,575	(a)
Burberry Group PLC	273,457	7,557,012	(a)
LVMH Moet Hennessy Louis Vuitton SE	31,597	11,033,581	(a)

Total Textiles, Apparel & Luxury Goods		27,342,168

TOTAL CONSUMER DISCRETIONARY		52,139,372

CONSUMER STAPLES - 14.1%
Beverages - 4.4%
Coca-Cola Bottlers Japan Holdings Inc.	235,200	8,477,212	(a)
Diageo PLC, ADR	93,989	13,841,760

Total Beverages		22,318,972

Food Products - 2.8%
Nestle SA, ADR	176,402	14,378,527

Household Products - 1.2%
Reckitt Benckiser Group PLC	67,540	6,020,912	(a)

Personal Products - 5.7%
Kao Corp.	108,100	7,889,576	(a)
Shiseido Co., Ltd.	284,226	20,920,486	(a)

Total Personal Products		28,810,062

TOTAL CONSUMER STAPLES		71,528,473

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Suncor Energy Inc.	275,451	11,599,497

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
FINANCIALS - 14.8%
Banks - 5.1%
Erste Group Bank AG	278,022	$12,009,345	(a)
HDFC Bank Ltd., ADR	61,565	6,362,127
KBC Group NV	94,515	7,263,079	(a)

Total Banks		25,634,551

Capital Markets - 4.4%
Hong Kong Exchanges & Clearing Ltd.	257,472	7,622,111	(a)
London Stock Exchange Group PLC	257,947	14,878,066	(a)

Total Capital Markets		22,500,177

Diversified Financial Services - 0.1%
ORIX Corp.	40,200	652,763	(a)

Insurance - 5.2%
Aflac Inc.	243,707	11,342,124
AIA Group Ltd.	1,099,988	9,630,234	(a)
Ping An Insurance Group Co. of China Ltd., Class H Shares	599,012	5,554,307	(a)

Total Insurance		26,526,665

TOTAL FINANCIALS		75,314,156

HEALTH CARE - 9.2%
Biotechnology - 0.2%
Zai Lab Ltd., ADR	49,000	1,074,080	*

Health Care Equipment & Supplies - 2.7%
Hoya Corp.	229,614	13,839,835	(a)

Life Sciences Tools & Services - 4.8%
ICON PLC	106,724	14,851,712	*
Mettler-Toledo International Inc.	16,124	9,553,631	*

Total Life Sciences Tools & Services		24,405,343

Pharmaceuticals - 1.5%
Novo Nordisk A/S, ADR	147,897	7,360,834

TOTAL HEALTH CARE		46,680,092

INDUSTRIALS - 17.9%
Commercial Services & Supplies - 3.2%
Rentokil Initial PLC	3,617,571	16,088,410	(a)

Electrical Equipment - 4.0%
Legrand SA	135,425	9,946,179	(a)
Nidec Corp.	56,349	8,167,911	(a)
Voltabox AG	87,140	2,142,251	*(a)

Total Electrical Equipment		20,256,341

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Machinery - 4.9%
Atlas Copco AB, Class B Shares	180,339	$4,723,465	(a)
Aumann AG	48,165	3,362,233	(a)(b)
Epiroc AB	527,400	5,588,924	*(a)
FANUC Corp.	58,327	11,476,667	(a)

Total Machinery		25,151,289

Professional Services - 2.2%
TechnoPro Holdings Inc.	76,700	4,876,928	(a)
Teleperformance	33,462	6,134,216	(a)

Total Professional Services		11,011,144

Road & Rail - 2.8%
Canadian Pacific Railway Ltd.	71,665	14,214,036

Trading Companies & Distributors - 0.8%
Monotaro Co. Ltd.	79,222	3,983,646	(a)

TOTAL INDUSTRIALS		90,704,866

INFORMATION TECHNOLOGY - 18.3%
Electronic Equipment, Instruments & Components - 1.3%
Comet Holding AG	16,652	1,644,077	(a)
Keyence Corp.	9,050	4,776,635	(a)

Total Electronic Equipment, Instruments & Components		6,420,712

Internet Software & Services - 5.0%
Alibaba Group Holding Ltd., ADR	52,991	9,921,505	*
Baidu Inc., ADR	28,871	7,136,334	*
Shopify Inc., Class A Shares	14,440	1,995,752	*
Tencent Holdings Ltd.	141,600	6,437,645	(a)

Total Internet Software & Services		25,491,236

IT Services - 2.3%
Amadeus IT Group SA	123,305	10,518,135	(a)
Keywords Studios PLC	50,000	1,197,813	(a)

Total IT Services		11,715,948

Semiconductors & Semiconductor Equipment - 3.2%
ASML Holding NV	76,189	16,256,056	(a)

Software - 6.5%
Check Point Software Technologies Ltd.	71,700	8,078,439
SAP SE	137,730	16,107,287	(a)
Temenos Group AG	49,731	8,006,925	(a)
WANdisco PLC	101,703	1,128,195	*(a)

Total Software		33,320,846

TOTAL INFORMATION TECHNOLOGY		93,204,798

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY		SHARES	VALUE
MATERIALS - 10.7%
Chemicals - 9.6%
Covestro AG		56,348	$5,407,806	(a)(b)
Givaudan SA, Registered Shares		3,231	7,578,657	(a)
Linde AG		39,747	9,811,489	(a)
Sika AG		32,300	4,601,906	(a)
Sociedad Quimica y Minera de Chile SA, ADR		128,397	6,197,723
Umicore SA		259,196	15,182,563	(a)

Total Chemicals			48,780,144

Metals & Mining - 1.1%
Vale SA, ADR		393,576	5,769,824

TOTAL MATERIALS			54,549,968

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $475,359,744)			495,721,222

RATE
SHORT-TERM INVESTMENTS - 2.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $11,289,691)	1.741%	11,289,691	11,289,691

TOTAL INVESTMENTS - 99.8% (Cost - $486,649,435)			507,010,913
Other Assets in Excess of Liabilities - 0.2%			850,916

TOTAL NET ASSETS - 100.0%			$507,861,829

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	—	$52,139,372	—	$52,139,372
Consumer Staples	$28,220,287	43,308,186	—	71,528,473
Energy	11,599,497	—	—	11,599,497
Financials	17,704,251	57,609,905	—	75,314,156
Health Care	32,840,257	13,839,835	—	46,680,092
Industrials	14,214,036	76,490,830	—	90,704,866
Information Technology	27,132,030	66,072,768	—	93,204,798
Materials	11,967,547	42,582,421	—	54,549,968

Total Long-Term Investments	143,677,905	352,043,317	—	495,721,222

Short-Term Investments	11,289,691	—	—	11,289,691

Total Investments	$154,967,596	$352,043,317	—	$507,010,913

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2018, securities valued at $352,043,317 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2018